INVENTORY (Tables)	12 Months Ended
Dec. 31, 2022
Inventory Disclosure [Abstract]
Schedule of Inventory, Current
Inventory, net of reserves, consists of the following as of December 31,

	2022	2021
New powersports vehicles	$174,986	$68,244
Used powersports vehicles	115,430	77,418
Parts, accessories and other	33,057	23,492
Inventory	$323,473	$169,154

Schedule of Debt
Floor plan notes payable as of December 31,

	2022	2021
Floor plans notes payable - trade	$75,387	$15,118
Floor plans notes payable - non-trade	144,789	48,519
Floor plan notes payable	$220,176	$63,637
Notes payable and lines of credit consisted of the following as of December 31,

	2022	2021
Term Loan Credit Agreement maturing on August 31, 2026. Amortization payments are required quarterly. Interest rate at December 31, 2022 was 11.92%.	$346,066	$279,300
RumbleOn Finance line of credit dated February 4, 2022 and maturing on February 4, 2025. Interest rate at December 31, 2022 was 7.25%.	25,000	—
PPP Loans maturing on April 1, 2025. Balance was forgiven during the year ended December 31, 2022.	—	2,534
Unsecured note payable to P&D Motorcycles.	—	1,031
Unsecured notes payable to RideNow Management, LLLP, a related party through equal ownership by two former directors of the Company.	—	907
Total principal amount	371,066	283,772
Less: unamortized debt issuance costs	(28,572)	(25,862)
Total long-term debt	342,494	257,910
Less: Current portion of long-term debt	(3,645)	(4,322)
Long-term debt, net of current portion	$338,849	$253,588
Floor plan notes payable as of December 31,

	2022	2021
Floor plan notes payable - trade	$75,387	$15,118
Floor plan notes payable - non-trade	144,789	48,519
Floor plan notes payable	$220,176	$63,637